UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/15

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments—June 30, 2015 (Unaudited)

Domestic Equity—33.3%†	Number of Shares	Fair Value
Common Stock—33.3%
Aerospace & Defense—1.6%
General Dynamics Corp.	8,096	$1,147,122
Hexcel Corp.	14,469	719,688
Honeywell International Inc.	13,814	1,408,614
The Boeing Co.	3,239	449,314
		3,724,738
Agricultural Products—0.4%
Archer-Daniels-Midland Co.	19,910	960,060
Air Freight & Logistics—0.1%
United Parcel Service Inc., Class B	3,101	300,518
Airlines—0.3%
Delta Air Lines Inc.	15,157	622,650
Application Software—0.3%
Intuit Inc.	5,856	590,109
Asset Management & Custody Banks—1.6%
Ameriprise Financial Inc.	9,542	1,192,082
Invesco Ltd.	33,554	1,257,940
State Street Corp.	17,156	1,321,012	(a)
		3,771,034
Auto Parts & Equipment—0.4%
BorgWarner Inc.	5,169	293,806
Delphi Automotive PLC	6,202	527,728
		821,534
Automobile Manufacturers—0.2%
Ford Motor Co.	34,448	517,064
Automotive Retail—0.2%
Advance Auto Parts Inc.	3,101	493,958
Biotechnology—1.9%
Alexion Pharmaceuticals Inc.	3,859	697,592	(b)
Amgen Inc.	14,193	2,178,909
Gilead Sciences Inc.	13,401	1,568,989
		4,445,490
Broadcasting—0.3%
CBS Corp., Class B	4,478	248,529
Discovery Communications Inc., Class C	10,886	338,337	(b)
		586,866
Cable & Satellite—1.4%
Comcast Corp., Class A	24,285	1,460,500
Comcast Corp., Special Class A	13,779	825,913
Liberty Global PLC, Class C	19,635	994,120	(b)
		3,280,533
Casinos & Gaming—0.1%
Las Vegas Sands Corp.	5,718	300,595
Communications Equipment—1.5%
Cisco Systems Inc.	62,006	1,702,685
QUALCOMM Inc.	29,181	1,827,606
		3,530,291
Consumer Finance—0.2%
Discover Financial Services	8,957	516,102

Data Processing & Outsourced Services—0.5%
Visa Inc., Class A	15,156	1,017,725
Diversified Banks—2.1%
Bank of America Corp.	31,014	527,858
Citigroup Inc.	19,983	1,103,861
JPMorgan Chase & Co.	34,967	2,369,364
Wells Fargo & Co.	16,535	929,929
		4,931,012
Drug Retail—0.7%
CVS Health Corp.	15,156	1,589,561
Electric Utilities—0.2%
NextEra Energy Inc.	3,893	381,631
Electrical Components & Equipment—0.2%
Rockwell Automation Inc.	3,342	416,547
Fertilizers & Agricultural Chemicals—0.3%
Monsanto Co.	7,234	771,072
General Merchandise Stores—1.0%
Dollar General Corp.	14,125	1,098,077
Target Corp.	14,468	1,181,023
		2,279,100
Healthcare Distributors—0.2%
Cardinal Health Inc.	6,545	547,489
Healthcare Equipment—0.9%
Abbott Laboratories	15,501	760,789
Boston Scientific Corp.	63,383	1,121,879	(b)
Stryker Corp.	2,962	283,079
		2,165,747
Healthcare Supplies—0.3%
The Cooper Companies Inc.	3,170	564,165
Home Improvement Retail—0.6%
Lowe’s Companies Inc.	21,186	1,418,826
Independent Power Producers & Energy Traders—0.2%
Calpine Corp.	11,633	209,278	(b)
NRG Energy Inc.	9,349	213,905
		423,183
Industrial Machinery—0.3%
Ingersoll-Rand PLC	11,197	754,902
Integrated Oil & Gas—0.9%
Exxon Mobil Corp.	16,881	1,404,499
Occidental Petroleum Corp.	9,857	766,579
		2,171,078
Integrated Telecommunication Services—0.2%
Verizon Communications Inc.	9,646	449,600
Internet Retail—0.4%
Amazon.com Inc.	1,998	867,312	(b)
Internet Software & Services—1.4%
eBay Inc.	14,123	850,770	(b)
Facebook Inc., Class A	5,168	443,234	(b)
Google Inc., Class A	1,412	762,536	(b)
Google Inc., Class C	1,723	896,839	(b)
LinkedIn Corp., Class A	1,518	313,664	(b)
		3,267,043
Investment Banking & Brokerage—0.3%
The Charles Schwab Corp.	22,737	742,363
Life & Health Insurance—0.2%
Lincoln National Corp.	6,891	408,085

Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	3,791	199,558
Movies & Entertainment—0.9%
The Walt Disney Co.	6,338	723,419
Time Warner Inc.	14,296	1,249,614
		1,973,033
Multi-Line Insurance—1.1%
American International Group Inc.	24,459	1,512,055
The Hartford Financial Services Group Inc.	26,524	1,102,603
		2,614,658
Oil & Gas Equipment & Services—0.8%
FMC Technologies Inc.	6,201	257,279	(b)
Schlumberger Ltd.	17,226	1,484,709
		1,741,988
Oil & Gas Exploration & Production—0.5%
Hess Corp.	14,472	967,887
Marathon Oil Corp.	9,990	265,135
		1,233,022
Packaged Foods & Meats—0.4%
Mondelez International Inc., Class A	24,458	1,006,202
Paper Packaging—0.0% *
Packaging Corporation of America	1,379	86,174
Personal Products—0.1%
Edgewell Personal Care Co.	2,241	294,804
Pharmaceuticals—2.5%
Allergan PLC	8,854	2,686,835	(b)
Johnson & Johnson	3,445	335,750
Merck & Company Inc.	24,734	1,408,107
Pfizer Inc.	40,303	1,351,359
		5,782,051
Railroads—0.1%
CSX Corp.	8,613	281,214
Research & Consulting Services—0.5%
Nielsen N.V.	24,804	1,110,475
Semiconductor Equipment—0.4%
Applied Materials Inc.	43,753	840,933
Soft Drinks—0.7%
PepsiCo Inc.	16,156	1,508,001
Specialized Finance—0.8%
CME Group Inc.	10,265	955,261
McGraw Hill Financial Inc.	7,579	761,310
		1,716,571
Specialized REITs—0.5%
American Tower Corp.	12,746	1,189,074
Specialty Stores—0.2%
Dick’s Sporting Goods Inc.	7,579	392,365
Systems Software—0.3%
Microsoft Corp.	3,445	152,097
Oracle Corp.	13,781	555,374
		707,471
Technology Hardware, Storage & Peripherals—1.8%
Apple Inc.	18,533	2,324,502
EMC Corp.	13,093	345,524
Hewlett-Packard Co.	24,804	744,368
Western Digital Corp.	9,407	737,697
		4,152,091

Trading Companies & Distributors—0.2%
United Rentals Inc.	5,513	483,049	(b)
Total Common Stock (Cost $63,322,961)		76,940,717

Preferred Stock—0.0% *
Diversified Banks—0.0% *
Wells Fargo & Co.	2,735	69,742

Total Preferred Stock (Cost $68,375)		69,742

Total Domestic Equity (Cost $63,391,336)		77,010,459

Foreign Equity—22.0%
Common Stock—21.7%
Advertising—0.2%
WPP PLC	23,904	536,088
Aerospace & Defense—0.6%
Airbus Group SE	7,759	503,144
Safran S.A.	7,662	518,964
Zodiac Aerospace	9,650	313,959
		1,336,067
Airlines—0.2%
International Consolidated Airlines Group S.A.	48,197	374,980	(b)
Apparel Retail—0.2%
Fast Retailing Company Ltd.	1,014	460,408
Apparel, Accessories & Luxury Goods—0.2%
Luxottica Group S.p.A.	2,079	138,175
The Swatch Group AG	825	321,419
		459,594
Application Software—0.2%
SAP SE	6,851	477,850
Auto Parts & Equipment—0.4%
Continental AG	4,293	1,015,247
Automobile Manufacturers—0.6%
Fuji Heavy Industries Ltd.	7,100	261,568
Toyota Motor Corp.	17,530	1,175,161
		1,436,729
Biotechnology—0.2%
CSL Ltd.	5,528	367,396
Brewers—0.4%
Anheuser-Busch InBev N.V.	7,276	871,494
Building Products—0.2%
Assa Abloy AB, Class B	29,874	562,017
Communications Equipment—0.3%
Telefonaktiebolaget LM Ericsson, Class B	75,106	777,536
Construction & Engineering—0.2%
Larsen & Toubro Ltd.	13,466	377,082
Construction Materials—0.3%
HeidelbergCement AG	7,691	609,535
Diversified Banks—2.7%
Banco Bilbao Vizcaya Argentaria S.A.	21,774	213,299
Barclays PLC	248,273	1,017,146
BNP Paribas S.A.	12,211	736,738
Credit Agricole S.A.	45,879	681,919

Grupo Financiero Banorte SAB de C.V., Class O	33,803	186,178
HSBC Holdings PLC	36,138	324,012
ICICI Bank Ltd.	109,233	528,325
Intesa Sanpaolo S.p.A.	264,924	959,920
Mitsubishi UFJ Financial Group Inc.	122,700	882,209
Sumitomo Mitsui Financial Group Inc.	18,100	807,485
		6,337,231
Diversified Metals & Mining—0.2%
BHP Billiton PLC	26,220	515,040
Diversified Real Estate Activities—0.9%
Brookfield Asset Management Inc., Class A	6,573	229,761
Mitsubishi Estate Company Ltd.	34,918	752,350
Mitsui Fudosan Company Ltd.	37,306	1,044,806
		2,026,917
Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	85,355	187,451
Electrical Components & Equipment—0.8%
Nidec Corp.	16,700	1,250,811
Schneider Electric SE	7,266	501,372
		1,752,183
Electronic Components—0.4%
Murata Manufacturing Company Ltd.	5,700	994,990
Electronic Equipment & Instruments—0.7%
Hexagon AB, Class B	11,868	429,665
Hitachi Ltd.	121,500	801,097
Keyence Corp.	900	485,874
		1,716,636
Healthcare Equipment—0.8%
Medtronic PLC	18,809	1,393,747
Smith & Nephew PLC	27,893	471,135
		1,864,882
Healthcare Services—0.3%
Fresenius SE & Company KGaA	11,454	734,456
Household Products—0.1%
Svenska Cellulosa AB SCA, Class B	10,352	262,995
Human Resource & Employment Services—0.2%
Capita PLC	22,630	440,607
Industrial Gases—0.3%
Linde AG	3,382	640,221
Industrial Machinery—0.7%
FANUC Corp.	3,700	758,354
Mitsubishi Heavy Industries Ltd.	124,000	754,651
		1,513,005
Integrated Oil & Gas—0.7%
Cenovus Energy Inc.	28,936	463,265
Cenovus Energy Inc.	17,379	277,992
Statoil ASA	22,500	400,667
Total S.A.	10,315	500,749
		1,642,673
Internet Retail—0.4%
Rakuten Inc.	62,300	1,006,810
Internet Software & Services—0.7%
Baidu Inc. ADR	8,492	1,690,587	(b)

Life & Health Insurance—0.8%
AIA Group Ltd.	190,587	1,242,710
Prudential PLC	26,428	636,958
		1,879,668
Movies & Entertainment—0.0% *
Vivendi S.A.	2,785	70,206
Multi-Line Insurance—0.3%
AXA S.A.	27,770	700,202
Oil & Gas Equipment & Services—0.3%
Technip S.A.	11,259	696,486
Oil & Gas Exploration & Production—0.1%
Peyto Exploration & Development Corp.	6,830	167,023
Other Diversified Financial Services—0.4%
ING Groep N.V.	53,598	884,437
Packaged Foods & Meats—0.2%
Nestle S.A.	6,573	474,750
Pharmaceuticals—2.0%
Astellas Pharma Inc.	21,700	309,544
Bayer AG	5,800	811,349
Roche Holding AG	5,114	1,433,704
Sanofi	11,297	1,110,687
Shire PLC	7,398	592,795
Valeant Pharmaceuticals International Inc.	1,156	256,553	(b)
		4,514,632
Property & Casualty Insurance—0.7%
Insurance Australia Group Ltd.	174,081	746,596
Tokio Marine Holdings Inc.	22,300	928,339
		1,674,935
Railroads—0.3%
East Japan Railway Co.	6,400	575,851
Research & Consulting Services—0.2%
Experian PLC	18,868	343,918
Security & Alarm Services—0.1%
Secom Company Ltd.	4,700	305,165
Semiconductor Equipment—0.3%
ASML Holding N.V.	7,003	723,314
Semiconductors—0.3%
Taiwan Semiconductor Manufacturing Company Ltd.	151,484	689,802
Specialty Chemicals—0.5%
Givaudan S.A.	383	663,094
Johnson Matthey PLC	11,676	557,863
		1,220,957
Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Company Ltd.	380	431,969
Wireless Telecommunication Services—0.8%
SoftBank Corp.	14,100	830,686
Vodafone Group PLC	258,982	936,182
		1,766,868

Total Common Stock (Cost $45,060,108)		50,108,890

Preferred Stock—0.3%
Automobile Manufacturers—0.3%
Volkswagen AG	2,773	642,653

Total Preferred Stock (Cost $619,300)		642,653

Total Foreign Equity (Cost $45,679,408)		50,751,543

Bonds and Notes—30.2%		Principal Amount	Fair Value
U.S. Treasuries—8.0%
U.S. Treasury Bonds
2.50%	02/15/45	$2,229,200	1,961,874
2.75%	11/15/42	2,006,500	1,866,671
4.75%	02/15/41	79,000	102,904
U.S. Treasury Notes
0.50%	04/30/17	537,100	536,219
0.63%	05/31/17	3,708,000	3,707,421
1.38%	07/31/18	1,307,800	1,320,878
1.50%	05/31/20	5,009,000	4,981,606
2.13%	05/15/25	4,057,300	3,983,761
			18,461,334
Agency Mortgage Backed—8.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	4,748	5,155
5.00%	07/01/35 - 06/01/41	263,603	295,631
5.50%	05/01/20 - 04/01/39	71,030	80,028
6.00%	04/01/17 - 11/01/37	174,907	198,490
6.50%	11/01/28 - 07/01/29	7,709	8,832
7.00%	10/01/16 - 08/01/36	23,885	26,896
7.50%	09/01/33	1,250	1,335
8.00%	07/01/26 - 11/01/30	4,254	4,906
8.50%	04/01/30	7,527	9,282
Federal National Mortgage Assoc.
2.22%	04/01/37	541	551	(c)
3.00%	02/01/43 - 06/01/43	2,713,804	2,716,655
3.50%	11/01/42	1,314,298	1,358,612
4.00%	05/01/19 - 03/01/44	1,523,032	1,622,070
4.50%	05/01/18 - 01/01/41	1,755,470	1,900,887
5.00%	07/01/20 - 06/01/41	460,729	517,071
5.50%	06/01/20 - 01/01/39	323,659	361,865
6.00%	02/01/20 - 08/01/35	216,804	248,783
6.50%	08/01/17 - 08/01/36	33,150	37,051
7.00%	01/01/16 - 12/01/33	2,705	2,828
7.50%	12/01/26 - 12/01/33	10,823	11,818
8.00%	12/01/15 - 01/01/33	11,264	11,973
9.00%	12/01/17 - 12/01/22	2,431	2,649
2.50%	TBA	1,855,154	1,877,627	(d)
3.00%	TBA	491,581	489,747	(d)
3.50%	TBA	1,414,601	1,457,813	(d)
4.00%	TBA	819,732	868,490	(d)
4.50%	TBA	88,000	91,681	(d)
5.00%	TBA	260,000	287,219	(d)
6.00%	TBA	695,000	789,351	(d)
6.50%	TBA	490,000	563,500	(d)
Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	616,942	626,762
3.50%	05/20/43	577,936	601,600
4.00%	01/20/41 - 04/20/43	693,850	742,173
4.50%	08/15/33 - 03/20/41	346,544	378,258
5.00%	08/15/33	14,476	16,152
6.00%	07/15/33 - 09/15/36	13,484	15,630

6.50%	04/15/28 - 07/15/36	16,295	18,593
7.00%	04/15/28 - 10/15/36	9,079	9,999
7.50%	07/15/23 - 04/15/28	15,651	16,083
8.00%	05/15/30	478	548
8.50%	10/15/17	3,231	3,380
9.00%	11/15/16 - 12/15/21	3,744	3,946
3.00%	TBA	473,786	478,265	(d)
3.50%	TBA	546,138	566,810	(d)
5.50%	TBA	50,000	56,305	(d)
			19,383,300
Agency Collateralized Mortgage Obligations—0.1%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	256	255	(e,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	220,809	653	(c,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	227,388	25,928	(g)
4.50%	03/15/18	2,255	16	(g)
5.00%	10/15/18	1,813	13	(g)
5.50%	06/15/33	12,173	2,521	(g)
6.41%	08/15/25	97,271	11,312	(c,g)
7.50%	07/15/27	9,675	1,440	(g)
8.00%	04/15/20	126	132
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	415	392	(e,f)
5.76%	08/15/43	195,073	42,505	(c,g)
8.00%	02/01/23 - 07/01/24	1,760	400	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	640	627	(e,f)
1.23%	12/25/42	51,562	2,353	(c,g)
5.00%	09/25/40	125,654	12,806	(g)
5.81%	07/25/38	26,131	3,675	(c,g)
7.31%	05/25/18	52,851	3,847	(c,g)
8.00%	05/25/22	2	39	(g)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	33,802	6,580	(g)
5.00%	03/25/38 - 05/25/38	19,890	3,824	(g)
5.50%	12/25/33	5,731	1,106	(g)
6.00%	01/25/35	15,047	3,151	(g)
7.50%	11/25/23	17,050	2,517	(g)
8.00%	08/25/23 - 07/25/24	3,587	792	(g)
8.50%	03/25/17 - 07/25/22	831	102	(g)
9.00%	05/25/22	553	103	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	194,221	13,553	(g)
5.00%	12/20/35 - 09/20/38	96,867	7,738	(g)
6.06%	02/20/40	89,301	15,705	(c,g)
6.62%	01/16/40	151,393	30,965	(c,g)
			195,050
Asset Backed—0.0% *
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	30,000	30,029
Corporate Notes—11.4%
21st Century Fox America Inc.
6.65%	11/15/37	55,000	66,931

ABB Finance USA Inc.
1.63%	05/08/17	76,000	76,476	(h)
AbbVie Inc.
1.75%	11/06/17	68,000	68,178	(h)
2.00%	11/06/18	57,000	57,025	(h)
2.50%	05/14/20	95,000	94,025
3.60%	05/14/25	55,000	54,362
4.70%	05/14/45	20,000	19,673
ACCO Brands Corp.
6.75%	04/30/20	97,000	101,850	(h)
ACE INA Holdings Inc.
3.15%	03/15/25	66,000	64,477
Actavis Funding SCS
1.30%	06/15/17	110,000	109,257
3.00%	03/12/20	47,000	47,107
3.45%	03/15/22	66,000	65,375
3.80%	03/15/25	94,000	92,338
4.55%	03/15/35	47,000	44,686
Activision Blizzard Inc.
5.63%	09/15/21	98,000	102,655	(h,i)
Aetna Inc.
3.50%	11/15/24	47,000	46,073
Agrium Inc.
3.38%	03/15/25	23,000	21,869
4.90%	06/01/43	41,000	39,469	(h)
Altria Group Inc.
2.95%	05/02/23	39,000	37,254	(h)
4.50%	05/02/43	39,000	36,121	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	52,000	54,600	(h)
6.63%	10/15/22	20,000	21,000	(h)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	69,000	68,966	(h)
American Electric Power Company Inc.
2.95%	12/15/22	75,000	72,789
American Express Co.
3.63%	12/05/24	93,000	90,487
American International Group Inc.
3.38%	08/15/20	94,000	97,296	(h)
4.13%	02/15/24	28,000	29,055	(h)
4.50%	07/16/44	19,000	18,074
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	125,000	123,125	(h,i)
American Tower Corp. (REIT)
3.40%	02/15/19	142,000	145,311	(h)
Amgen Inc.
2.20%	05/22/19	188,000	187,465	(h)
3.13%	05/01/25	60,000	56,768
Amkor Technology Inc.
6.63%	06/01/21	59,000	59,885	(h)
Anadarko Petroleum Corp.
6.20%	03/15/40	67,000	75,510	(h)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	155,000	149,060	(h)

Anthem Inc.
3.30%	01/15/23	50,000	48,055	(h)
Apache Corp.
5.10%	09/01/40	47,000	45,424
Apple Inc.
2.50%	02/09/25	140,000	131,278
2.85%	05/06/21	145,000	147,131	(h)
3.45%	02/09/45	45,000	38,139
Aramark Services Inc.
5.75%	03/15/20	105,000	109,620	(h)
Ascension Health
4.85%	11/15/53	65,000	67,190
AT&T Inc.
2.38%	11/27/18	134,000	135,173	(h)
2.45%	06/30/20	140,000	137,238
3.40%	05/15/25	140,000	133,519
4.50%	05/15/35	47,000	43,206
4.75%	05/15/46	22,000	20,019
4.80%	06/15/44	37,000	34,465	(h)
AutoZone Inc.
3.25%	04/15/25	94,000	90,768
Bank of America Corp.
2.60%	01/15/19	81,000	81,882	(h)
3.95%	04/21/25	219,000	210,939
4.00%	04/01/24 - 01/22/25	189,000	188,210
4.10%	07/24/23	80,000	82,313	(h)
4.25%	10/22/26	85,000	83,266
Barclays Bank PLC
2.25%	05/10/17	500,000	510,485	(h,i)
Barrick Gold Corp.
4.10%	05/01/23	45,000	43,847
Baxalta Inc.
2.88%	06/23/20	94,000	93,863	(i)
4.00%	06/23/25	94,000	93,301	(i)
Bed Bath & Beyond Inc.
4.92%	08/01/34	14,000	13,664	(h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	45,000	53,013	(h)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	49,000	49,553	(h)
Berkshire Hathaway Inc.
4.50%	02/11/43	60,000	60,154	(h)
Berry Plastics Corp.
5.13%	07/15/23	60,000	58,500
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	48,000	49,826	(h)
Bombardier Inc.
4.75%	04/15/19	58,000	56,405	(h,i)
5.50%	09/15/18	20,000	19,800	(i)
6.00%	10/15/22	57,000	50,588	(h,i)
7.75%	03/15/20	354,000	355,947	(h,i)
Boston Scientific Corp.
3.85%	05/15/25	45,000	43,661

BP Capital Markets PLC
1.38%	05/10/18	56,000	55,696	(h)
3.81%	02/10/24	119,000	121,161	(h)
Brocade Communications Systems Inc.
4.63%	01/15/23	156,000	150,930	(h)
Building Materials Corporation of America
5.38%	11/15/24	59,000	57,929	(i)
Calpine Corp.
5.75%	01/15/25	57,000	55,433	(h)
5.88%	01/15/24	70,000	74,025	(h,i)
Canadian Pacific Railway Co.
2.90%	02/01/25	115,000	108,250
Caterpillar Inc.
4.30%	05/15/44	48,000	47,153	(h)
Catholic Health Initiatives
2.60%	08/01/18	30,000	30,505
4.35%	11/01/42	24,000	21,947
CBS Corp.
3.70%	08/15/24	73,000	71,332	(h)
Cequel Capital Corp.
5.13%	12/15/21	96,000	87,180	(h,i)
Chesapeake Energy Corp.
3.25%	03/15/16	46,000	45,828	(h)
5.38%	06/15/21	98,000	88,690	(h)
Cigna Corp.
3.25%	04/15/25	94,000	90,167
Citigroup Inc.
1.75%	05/01/18	228,000	226,964	(h)
3.30%	04/27/25	47,000	45,196
4.40%	06/10/25	94,000	93,650
CMS Energy Corp.
4.88%	03/01/44	47,000	48,622	(h)
CNA Financial Corp.
5.88%	08/15/20	60,000	68,354	(h)
Cogeco Cable Inc.
4.88%	05/01/20	75,000	76,125	(h,i)
Columbia Pipeline Group Inc.
3.30%	06/01/20	66,000	66,257	(i)
4.50%	06/01/25	47,000	46,236	(i)
Comcast Corp.
3.38%	08/15/25	187,000	184,533
4.20%	08/15/34	48,000	46,294	(h)
4.60%	08/15/45	45,000	44,614
ConocoPhillips Co.
3.35%	11/15/24	94,000	93,018
Continental Resources Inc.
4.90%	06/01/44	11,000	9,264
Corp Andina de Fomento
4.38%	06/15/22	121,000	130,821	(h)
COX Communications Inc.
4.70%	12/15/42	17,000	14,543	(h,i)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	38,000	35,886	(h)

CSX Corp.
4.50%	08/01/54	29,000	27,212	(h)
CVS Health Corp.
2.25%	08/12/19	143,000	142,350	(h)
Daimler Finance North America LLC
2.38%	08/01/18	150,000	152,087	(h,i)
Dean Foods Co.
6.50%	03/15/23	45,000	45,900	(i)
Denbury Resources Inc.
6.38%	08/15/21	54,000	51,840	(h)
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	254,391	(h,i)
Diageo Investment Corp.
2.88%	05/11/22	105,000	102,652	(h)
DigitalGlobe Inc.
5.25%	02/01/21	81,000	79,279	(h,i)
DIRECTV Holdings LLC
4.45%	04/01/24	72,000	73,678	(h)
Dollar General Corp.
1.88%	04/15/18	95,000	94,563
4.13%	07/15/17	94,000	98,294	(h)
Dominion Resources Inc.
1.95%	08/15/16	154,000	155,191	(h)
Duke Energy Corp.
3.75%	04/15/24	89,000	90,683	(h)
Duke Energy Progress Inc.
4.15%	12/01/44	30,000	28,992
Eastman Chemical Co.
3.60%	08/15/22	93,000	94,008
Eaton Corp.
2.75%	11/02/22	94,000	91,427	(h)
Ecopetrol S.A.
5.88%	05/28/45	24,000	21,180	(h)
Electricite de France S.A.
2.15%	01/22/19	193,000	194,305	(h,i)
Eli Lilly & Co.
2.75%	06/01/25	47,000	45,405
3.70%	03/01/45	10,000	9,072
EMD Finance LLC
3.25%	03/19/25	46,000	44,648	(i)
Energy Transfer Equity LP
5.88%	01/15/24	194,000	201,178	(h)
Energy Transfer Partners LP
4.05%	03/15/25	38,000	35,834
5.15%	03/15/45	33,000	29,157
6.50%	02/01/42	62,000	63,869	(h)
Ensco PLC
4.50%	10/01/24	46,000	43,946
5.20%	03/15/25	76,000	75,245
5.75%	10/01/44	17,000	15,150
Enterprise Products Operating LLC
3.70%	02/15/26	95,000	91,985
3.75%	02/15/25	74,000	72,525

ERP Operating LP
4.50%	07/01/44	19,000	18,509	(h)
European Investment Bank
4.88%	01/17/17	150,000	159,698	(h)
FedEx Corp.
3.20%	02/01/25	30,000	29,222
Five Corners Funding Trust
4.42%	11/15/23	200,000	206,592	(h,i)
Florida Power & Light Co.
4.13%	02/01/42	92,000	90,847	(h)
Ford Motor Credit Company LLC
2.46%	03/27/20	200,000	196,547
Freeport-McMoRan Inc.
4.55%	11/14/24	42,000	39,134
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	123,000	130,995	(h,i)
Frontier Communications Corp.
7.13%	03/15/19	71,000	73,308	(h)
General Motors Co.
5.20%	04/01/45	9,000	8,914
General Motors Financial Company Inc.
3.15%	01/15/20	66,000	66,309
Georgia-Pacific LLC
3.60%	03/01/25	140,000	138,627	(i)
Gilead Sciences Inc.
4.80%	04/01/44	51,000	52,490	(h)
Glencore Funding LLC
4.00%	04/16/25	27,000	25,116	(i)
HCA Inc.
4.75%	05/01/23	160,000	162,000	(h)
6.50%	02/15/20	138,000	154,215	(h)
HJ Heinz Co.
2.80%	07/02/20	141,000	141,110	(d,i)
3.95%	07/15/25	122,000	122,676	(d,i)
Humana Inc.
3.85%	10/01/24	49,000	48,804
Hyundai Capital America
2.13%	10/02/17	35,000	35,349	(h,i)
Illinois Tool Works Inc.
3.50%	03/01/24	95,000	97,180	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	65,000	63,600
Ingles Markets Inc.
5.75%	06/15/23	53,000	53,864	(h)
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	96,000	85,008	(h)
Invesco Finance PLC
3.13%	11/30/22	107,000	105,767	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	23,000	24,610	(h,i)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	53,000	53,331	(h,i)
Jefferies Group LLC
5.13%	01/20/23	83,000	85,687	(h)
6.50%	01/20/43	26,000	25,402	(h)

Johnson Controls Inc.
4.63%	07/02/44	46,000	43,892	(h)
JPMorgan Chase & Co.
3.88%	09/10/24	190,000	186,942	(h)
5.00%	12/29/49	68,000	66,555	(c,h)
6.10%	10/29/49	110,000	110,385	(c)
KB Home
7.00%	12/15/21	57,000	58,853	(h)
Keysight Technologies Inc.
4.55%	10/30/24	95,000	91,693	(i)
KFW
2.00%	10/04/22	246,000	241,928	(h)
4.50%	07/16/18	102,000	111,999	(h)
Kilroy Realty LP
4.25%	08/15/29	48,000	47,789	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	22,000	20,509	(h)
4.30%	05/01/24	97,000	95,724	(h)
Kinder Morgan Inc.
5.55%	06/01/45	28,000	25,880
5.63%	11/15/23	135,000	143,605	(h,i)
Kinross Gold Corp.
5.95%	03/15/24	47,000	44,592
6.88%	09/01/41	5,000	4,500	(h)
Korea National Oil Corp.
2.88%	11/09/15	100,000	100,756	(h,i)
L Brands Inc.
5.63%	02/15/22	63,000	66,308	(h)
L-3 Communications Corp.
1.50%	05/28/17	65,000	64,554	(h)
Lamar Media Corp.
5.00%	05/01/23	57,000	56,288	(h)
Lennar Corp.
4.50%	11/15/19	59,000	59,738
Liberty Mutual Group Inc.
4.25%	06/15/23	87,000	89,471	(h,i)
Lockheed Martin Corp.
3.80%	03/01/45	47,000	41,899
LyondellBasell Industries N.V.
4.63%	02/26/55	19,000	16,732
Marathon Petroleum Corp.
3.63%	09/15/24	95,000	93,272	(h)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	39,000	38,123
5.50%	02/15/23	79,000	81,074	(h)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	68,000	67,164	(h)
Mattel Inc.
2.35%	05/06/19	143,000	142,754	(h)
Medtronic Inc.
2.50%	03/15/20	28,000	28,047	(i)
3.50%	03/15/25	168,000	167,427	(i)
4.63%	03/15/45	120,000	121,482	(i)

MEG Energy Corp.
6.50%	03/15/21	58,000	55,825	(h,i)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30,000	26,389	(h)
Merck & Company Inc.
2.75%	02/10/25	95,000	91,099
MetLife Inc.
4.05%	03/01/45	47,000	43,169
4.72%	12/15/44	37,000	37,399
MGM Resorts International
5.25%	03/31/20	59,000	59,443
Microsoft Corp.
4.00%	02/12/55	45,000	40,373
Mizuho Bank Ltd.
2.45%	04/16/19	200,000	201,643	(h,i)
Monsanto Co.
3.38%	07/15/24	45,000	42,980	(h)
4.70%	07/15/64	27,000	23,374	(h)
Morgan Stanley
2.65%	01/27/20	45,000	44,920
3.70%	10/23/24	145,000	144,413
3.95%	04/23/27	94,000	88,631
4.10%	05/22/23	89,000	89,166	(h)
4.88%	11/01/22	75,000	79,778	(h)
5.00%	11/24/25	36,000	37,687	(h)
Motorola Solutions Inc.
4.00%	09/01/24	33,000	32,009	(h)
Mylan Inc.
7.88%	07/15/20	23,000	23,960	(h,i)
National Retail Properties Inc.
3.90%	06/15/24	52,000	51,935	(h)
NCL Corporation Ltd.
5.00%	02/15/18	7,000	7,140	(h)
Newfield Exploration Co.
5.63%	07/01/24	36,000	36,360	(h)
5.75%	01/30/22	89,000	90,335	(h)
Newmont Mining Corp.
4.88%	03/15/42	37,000	31,046	(h)
Nexen Energy ULC
6.40%	05/15/37	41,000	49,125	(h)
Noble Energy Inc.
3.90%	11/15/24	56,000	55,214
Northrop Grumman Corp.
3.85%	04/15/45	28,000	24,637
NRG Energy Inc.
6.25%	07/15/22	59,000	59,885
Occidental Petroleum Corp.
3.50%	06/15/25	94,000	93,675
Omnicom Group Inc.
3.63%	05/01/22	31,000	31,180	(h)
Oracle Corp.
2.25%	10/08/19	187,000	188,083	(h)
2.95%	05/15/25	95,000	91,430
4.13%	05/15/45	17,000	15,764

Owens & Minor Inc.
3.88%	09/15/21	95,000	97,710
Pacific Gas & Electric Co.
3.40%	08/15/24	140,000	139,872
PacifiCorp
6.25%	10/15/37	132,000	164,844	(h)
PepsiCo Inc.
4.25%	10/22/44	28,000	27,454
Petrobras Global Finance BV
3.50%	02/06/17	76,000	75,181	(h)
3.88%	01/27/16	34,000	34,145	(h)
6.25%	03/17/24	76,000	73,376
Petroleos Mexicanos
3.50%	01/30/23	41,000	38,897	(h)
Philip Morris International Inc.
4.13%	03/04/43	39,000	35,981	(h)
Phillips 66 Partners LP
2.65%	02/15/20	28,000	27,544
3.61%	02/15/25	47,000	44,232
Pitney Bowes Inc.
4.63%	03/15/24	81,000	81,695	(h)
Precision Castparts Corp.
4.38%	06/15/45	28,000	27,775
Principal Financial Group Inc.
4.70%	05/15/55	95,000	94,525	(c)
Prudential Financial Inc.
5.38%	05/15/45	47,000	46,354	(c)
5.63%	06/15/43	46,000	47,679	(c,h)
Public Service Electric & Gas Co.
2.38%	05/15/23	117,000	111,505	(h)
QUALCOMM Inc.
2.25%	05/20/20	65,000	64,667
3.45%	05/20/25	64,000	62,367
4.80%	05/20/45	47,000	45,101
Quest Diagnostics Inc.
4.70%	03/30/45	28,000	24,835
Range Resources Corp.
5.75%	06/01/21	49,000	50,348	(h)
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	47,000	45,355
Revlon Consumer Products Corp.
5.75%	02/15/21	50,000	49,000	(h)
Reynolds American Inc.
4.45%	06/12/25	66,000	67,242
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	94,000	92,682
Rockwood Specialties Group Inc.
4.63%	10/15/20	230,000	239,488
Rowan Companies Inc.
5.85%	01/15/44	19,000	16,084	(h)
Royal Bank of Canada
1.20%	09/19/17	323,000	322,496	(h)
Ryder System Inc.
2.45%	09/03/19	116,000	115,763	(h)

Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)
6.25%	11/15/19	200,000	210,750	(i,j)
Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)
6.88%	08/15/18	200,000	207,000	(h,i,j)
Seagate HDD Cayman
4.75%	01/01/25	71,000	70,563	(h,i)
Sealed Air Corp.
4.88%	12/01/22	20,000	19,700	(i)
5.13%	12/01/24	20,000	19,725	(i)
Shell International Finance BV
3.40%	08/12/23	141,000	144,704	(h)
Sinclair Television Group Inc.
5.38%	04/01/21	44,000	44,330
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	200,000	191,374	(h,i)
Southern California Edison Co.
2.40%	02/01/22	35,000	34,042
Spectra Energy Partners LP
4.75%	03/15/24	95,000	100,399	(h)
Sprint Corp.
7.25%	09/15/21	52,000	50,700
7.63%	02/15/25	75,000	70,688
Statoil ASA
3.70%	03/01/24	143,000	147,799	(h)
4.80%	11/08/43	21,000	22,234	(h)
Sysco Corp.
3.50%	10/02/24	65,000	65,650
T-Mobile USA Inc.
6.25%	04/01/21	50,000	51,250	(h)
Talisman Energy Inc.
6.25%	02/01/38	33,000	32,398	(h)
Tampa Electric Co.
4.35%	05/15/44	47,000	47,201	(h)
Tanger Properties LP
3.75%	12/01/24	9,000	8,893
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%	11/15/19	100,000	99,000	(i)
Target Corp.
3.50%	07/01/24	106,000	108,204	(h)
TD Ameritrade Holding Corp.
2.95%	04/01/22	48,000	47,592
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	95,000	96,877	(i)
Teck Resources Ltd.
3.75%	02/01/23	39,000	33,548	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	196,000	199,063	(h)
6.00%	10/01/20	96,000	102,360	(h)
The Allstate Corp.
5.75%	08/15/53	52,000	54,925	(c,h)
The Boeing Co.
2.85%	10/30/24	140,000	137,056

The Dow Chemical Co.
3.50%	10/01/24	123,000	120,694
4.25%	10/01/34	43,000	40,391
The Goldman Sachs Group Inc.
2.38%	01/22/18	92,000	93,399	(h)
2.60%	04/23/20	95,000	94,524
2.63%	01/31/19	53,000	53,656	(h)
2.90%	07/19/18	62,000	63,459	(h)
3.75%	05/22/25	106,000	104,605
4.00%	03/03/24	113,000	114,972	(h)
4.80%	07/08/44	55,000	54,292	(h)
5.15%	05/22/45	47,000	45,342
The Korea Development Bank
3.25%	03/09/16	122,000	123,757	(h)
The Kroger Co.
2.95%	11/01/21	65,000	64,584
The Progressive Corp.
3.70%	01/26/45	36,000	31,782
The Williams Companies Inc.
8.75%	03/15/32	18,000	21,829	(h)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	95,000	95,680	(i)
Time Inc.
5.75%	04/15/22	99,000	95,783	(h,i)
Time Warner Cable Inc.
4.50%	09/15/42	9,000	7,341
6.55%	05/01/37	28,000	29,149	(h)
Time Warner Inc.
3.60%	07/15/25	52,000	50,579
5.35%	12/15/43	85,000	87,092	(h)
Tyco Electronics Group S.A.
2.35%	08/01/19	95,000	94,755	(h)
Tyson Foods Inc.
2.65%	08/15/19	48,000	48,317	(h)
3.95%	08/15/24	32,000	32,235	(h)
5.15%	08/15/44	32,000	32,905	(h)
U.S. Bancorp
3.44%	02/01/16	118,000	119,564	(h)
Ultra Petroleum Corp.
6.13%	10/01/24	99,000	86,873	(i)
United Rentals North America Inc.
6.13%	06/15/23	77,000	78,636	(h)
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	71,000	74,772	(h,i)
Verizon Communications Inc.
1.35%	06/09/17	230,000	229,674	(h)
3.50%	11/01/24	46,000	44,742
4.15%	03/15/24	93,000	95,456
4.40%	11/01/34	47,000	43,511
4.67%	03/15/55	32,000	27,839	(i)
5.05%	03/15/34	29,000	29,195	(h)
5.15%	09/15/23	160,000	175,175	(h)
6.55%	09/15/43	32,000	37,432

Volkswagen Group of America Finance LLC
2.13%	05/23/19	234,000	233,939	(h,i)
W.R. Grace & Co.
5.63%	10/01/24	98,000	99,225	(i)
Wal-Mart Stores Inc.
4.30%	04/22/44	88,000	88,233	(h)
Weatherford International Ltd.
6.75%	09/15/40	19,000	17,569	(h)
Wells Fargo & Co.
3.00%	02/19/25	47,000	45,014
4.10%	06/03/26	107,000	107,451	(h)
5.88%	12/29/49	66,000	67,571	(c)
5.90%	12/29/49	62,000	62,155	(c,h)
Williams Partners LP
5.40%	03/04/44	9,000	8,226
Windstream Services LLC
6.38%	08/01/23	73,000	59,404	(h)
WPP Finance 2010
3.75%	09/19/24	95,000	94,692
WPX Energy Inc.
5.25%	01/15/17	75,000	76,688	(h)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%	03/01/25	100,000	95,250	(i)
XLIT Ltd.
5.25%	12/15/43	40,000	41,301	(h)
Yamana Gold Inc.
4.95%	07/15/24	39,000	37,566
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	47,000	45,411
			26,356,504
Non-Agency Collateralized Mortgage Obligations—1.9%
American Tower Trust I (REIT)
1.55%	03/15/43	117,000	116,412	(i)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	30,000	31,253
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	160,000	166,827	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.94%	02/10/51	17,491	18,765	(c)
Banc of America Commercial Mortgage Trust 2008-1
6.43%	02/10/51	191,442	208,384	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.52%	11/10/42	22,544	22,523	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.33%	09/10/47	58,391	58,687	(c)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	38,035	38,556	(c,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.77%	04/12/38	40,000	41,137	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	80,000	87,188	(c)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	192,000	173,520	(c,i)

COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	59,919	(c)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	100,000	90,450	(c,i)
COMM 2014-CR20 Mortgage Trust
4.66%	11/10/47	48,472	48,093	(c)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	93,831	95,842
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	46,009	44,395	(c)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	100,000	99,691	(i)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	160,000	162,402	(c)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	80,000	81,390
5.48%	08/10/44	30,000	33,772	(c,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	50,000	52,599
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	100,000	100,120	(i)
GS Mortgage Securities Trust 2015-GC28
1.32%	02/10/48	997,361	74,096	(c,g)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	94,383	98,958
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	25,000	26,356	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	40,000	42,653	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	71,000	74,146	(c)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	50,000	51,820	(c)
LB-UBS Commercial Mortgage Trust 2004-C8
0.76%	12/15/39	45,160	152	(c,g,i)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	66,747	67,395
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	28,504	29,295	(c)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	100,000	107,004	(c)
6.11%	07/15/40	120,000	128,636	(i)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	5,845	337	(g)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	110,000	114,711	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	89,000	88,615	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	100,000	81,188	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.58%	02/15/48	731,454	69,359	(c,g)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.13%	03/15/48	872,900	60,887	(c,g)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	05/15/46	82,660	81,751
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	39,316	33,019	(i)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	18,041	18,104	(c)
Morgan Stanley Capital I Trust 2006-IQ11
5.85%	10/15/42	40,000	40,310	(c)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	98,284	98,729	(c)
5.27%	10/12/52	55,000	55,964	(c)
Morgan Stanley Capital I Trust 2006-T23
6.01%	08/12/41	26,852	27,718	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.28%	12/12/49	80,000	86,199	(c)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	50,000	55,360	(c)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.56%	02/15/48	996,000	93,195	(c,g)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	138,309	141,473
4.22%	06/15/48	39,304	33,717	(c)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	39,311	39,311	(c,d)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	58,465
5.30%	12/15/46	40,000	39,250	(c,i)
WFRBS Commercial Mortgage Trust 2013-C18
4.83%	12/15/46	47,667	46,090	(c,i)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	78,742	70,912	(i)
4.72%	03/15/47	65,000	68,951	(c)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	56,723	48,496	(c,i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	131,784	(c)
4.59%	03/15/47	130,681	118,582	(c,i)
			4,334,913
Sovereign Bonds—0.3%
Government of Argentina
2.50%	12/31/38	9	5	(k)
Government of Colombia
2.63%	03/15/23	200,000	183,200	(h)
Government of Mexico
3.60%	01/30/25	205,000	202,130
4.00%	10/02/23	46,000	47,265	(h)
4.75%	03/08/44	176,000	167,200	(h)
Government of Peru
5.63%	11/18/50	15,000	16,725
Government of Turkey
3.25%	03/23/23	200,000	186,000	(h)
			802,525

Municipal Bonds and Notes—0.1%
American Municipal Power Inc.
6.27%	02/15/50	50,000	59,431
Municipal Electric Authority of Georgia
6.64%	04/01/57	54,000	65,431
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,096
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	93,488
South Carolina State Public Service Authority
6.45%	01/01/50	40,000	49,865
State of California
5.70%	11/01/21	55,000	65,098
State of Illinois
5.10%	06/01/33	30,000	27,959
			377,368
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	43,596	5,885	(k,l)
Total Bonds and Notes (Cost $70,141,556)			69,946,908

	Number of Shares
Exchange Traded Funds—3.5%
Financial Select Sector SPDR Fund	8,070	196,747	(m)
Industrial Select Sector SPDR Fund	14,117	763,165	(m)
Vanguard FTSE Emerging Markets ETF	173,499	7,092,639

Total Exchange Traded Funds (Cost $7,843,685)		8,052,551

Total Investments in Securities (Cost $187,055,985)		205,761,461

Short-Term Investments—13.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $32,267,679)		32,267,679	(e,h,m)

Total Investments (Cost $219,323,664)		238,029,140

Liabilities in Excess of Other Assets, net—(2.9)%		(6,786,179)

NET ASSETS—100.0%		$231,242,961

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America High Yield Index	CME Group Inc.	$495	5.00%	06/20/20	$(31,386)	$(34,081)	$2,695

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	September 2015	3	$114,852	$1,362
S&P 500 Emini Index Futures	September 2015	5	513,600	(8,702)
S&P Mid 400 Emini Index Futures	September 2015	48	7,190,880	(134,295)
Topix Index Futures	September 2015	1	133,249	(131)
U.S. Long Bond Futures	September 2015	1	150,844	529
5 Yr. U.S. Treasury Notes Futures	September 2015	45	5,366,601	1,081

				$(140,156)

The Fund had the following short futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2015	3	$(462,187)	$14,458
2 Yr. U.S. Treasury Notes Futures	September 2015	39	(8,538,563)	(369)
10 Yr. U.S. Treasury Notes Futures	September 2015	41	(5,173,047)	3,712

				$17,801

				$(122,355)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Coupon amount represents effective yield.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.

(i)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to $7,444,585 or 3.22% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(j)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(k)	Security is in default.

(l)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(m)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2015.

*	Less than 0.05%.

**	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depositary Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

The Fund was invested in the following countries/territories at June 30, 2015 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	75.61%
Japan	6.13%
United Kingdom	3.31%
France	2.85%
Germany	2.43%
Switzerland	1.25%
Canada	1.17%
Netherlands	0.85%
Sweden	0.85%
China	0.81%
Ireland	0.58%
Australia	0.53%
Hong Kong	0.52%
Italy	0.46%
India	0.46%
Belgium	0.37%
South Korea	0.29%
Taiwan	0.29%
Mexico	0.27%
Luxembourg	0.25%
Norway	0.24%
Supranational	0.12%
Spain	0.09%
Colombia	0.08%
Turkey	0.08%
Cayman Islands	0.05%
Brazil	0.05%
Peru	0.01%
Bermuda	0.00%**
Argentina	0.00%**

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2015 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	2.10%	2.66%	4.76%
Pharmaceuticals	2.43%	1.90%	4.33%
Exchange Traded Funds	3.38%	0.00%	3.38%
Aerospace & Defense	1.56%	0.57%	2.13%
Internet Software & Services	1.38%	0.70%	2.08%
Biotechnology	1.87%	0.15%	2.02%
Technology Hardware, Storage & Peripherals	1.75%	0.18%	1.93%
Communications Equipment	1.49%	0.32%	1.81%
Healthcare Equipment	0.91%	0.78%	1.69%
Integrated Oil & Gas	0.91%	0.69%	1.60%
Asset Management & Custody Banks	1.58%	0.00%	1.58%
Multi-Line Insurance	1.10%	0.29%	1.39%
Cable & Satellite	1.38%	0.00%	1.38%
Automobile Manufacturers	0.22%	0.87%	1.09%
Oil & Gas Equipment & Services	0.73%	0.29%	1.02%
Life & Health Insurance	0.17%	0.79%	0.96%
General Merchandise Stores	0.96%	0.00%	0.96%
Industrial Machinery	0.32%	0.63%	0.95%
Electrical Components & Equipment	0.18%	0.73%	0.91%
Movies & Entertainment	0.83%	0.03%	0.86%
Diversified Real Estate Activities	0.00%	0.85%	0.85%
Internet Retail	0.36%	0.43%	0.79%
Auto Parts & Equipment	0.34%	0.43%	0.77%
Wireless Telecommunication Services	0.00%	0.74%	0.74%
Electronic Equipment & Instruments	0.00%	0.72%	0.72%
Specialized Finance	0.72%	0.00%	0.72%
Property & Casualty Insurance	0.00%	0.70%	0.70%
Drug Retail	0.67%	0.00%	0.67%
Semiconductor Equipment	0.35%	0.31%	0.66%
Soft Drinks	0.63%	0.00%	0.63%
Packaged Foods & Meats	0.42%	0.20%	0.62%
Research & Consulting Services	0.47%	0.14%	0.61%
Home Improvement Retail	0.60%	0.00%	0.60%
Oil & Gas Exploration & Production	0.52%	0.07%	0.59%
Specialty Chemicals	0.00%	0.51%	0.51%
Specialized REITs	0.50%	0.00%	0.50%
Application Software	0.25%	0.20%	0.45%
Data Processing & Outsourced Services	0.43%	0.00%	0.43%
Airlines	0.26%	0.16%	0.42%
Electronic Components	0.00%	0.42%	0.42%
Agricultural Products	0.40%	0.00%	0.40%
Other Diversified Financial Services	0.00%	0.37%	0.37%
Brewers	0.00%	0.37%	0.37%
Railroads	0.12%	0.24%	0.36%
Fertilizers & Agricultural Chemicals	0.32%	0.00%	0.32%
Investment Banking & Brokerage	0.31%	0.00%	0.31%
Healthcare Services	0.00%	0.31%	0.31%
Systems Software	0.30%	0.00%	0.30%
Semiconductors	0.00%	0.29%	0.29%

Industrial Gases	0.00%	0.27%	0.27%
Construction Materials	0.00%	0.26%	0.26%
Broadcasting	0.25%	0.00%	0.25%
Electric Utilities	0.16%	0.08%	0.24%
Healthcare Supplies	0.24%	0.00%	0.24%
Building Products	0.00%	0.24%	0.24%
Healthcare Distributors	0.23%	0.00%	0.23%
Advertising	0.00%	0.23%	0.23%
Consumer Finance	0.22%	0.00%	0.22%
Diversified Metals & Mining	0.00%	0.22%	0.22%
Automotive Retail	0.21%	0.00%	0.21%
Trading Companies & Distributors	0.20%	0.00%	0.20%
Apparel Retail	0.00%	0.19%	0.19%
Apparel, Accessories & Luxury Goods	0.00%	0.19%	0.19%
Integrated Telecommunication Services	0.19%	0.00%	0.19%
Human Resource & Employment Services	0.00%	0.18%	0.18%
Independent Power Producers & Energy Traders	0.18%	0.00%	0.18%
Specialty Stores	0.16%	0.00%	0.16%
Construction & Engineering	0.00%	0.16%	0.16%
Security & Alarm Services	0.00%	0.13%	0.13%
Casinos & Gaming	0.13%	0.00%	0.13%
Air Freight & Logistics	0.13%	0.00%	0.13%
Personal Products	0.12%	0.00%	0.12%
Household Products	0.00%	0.11%	0.11%
Life Sciences Tools & Services	0.08%	0.00%	0.08%
Paper Packaging	0.04%	0.00%	0.04%

			57.06%

Sector	Percentage (based on Fair Value)
Corporate Notes	11.07%
Agency Mortgage Backed	8.15%
U.S. Treasuries	7.76%
Non-Agency Collateralized Mortgage Obligations	1.82%
Sovereign Bonds	0.34%
Municipal Bonds and Notes	0.16%
Agency Collateralized Mortgage Obligations	0.08%
Asset Backed	0.01%
FNMA (TBA)	0.00%**

29.39%

Short-Term Investments
Short-Term Investments	13.55%

13.55%

100.00%

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2015, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the six-month period ended June 30, 2015, the fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation. As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment.

A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

When-Issued Securities and Forward Commitments

The Fund purchases or sells securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are typically classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (the “NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps, credit default swaps and foreign currency, and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$77,010,459	$—	$—	$77,010,459
Foreign Equity	50,751,543	—	—	50,751,543
U.S. Treasuries	—	18,461,334	—	18,461,334
Agency Mortgage Backed	—	19,383,300	—	19,383,300
Agency Collateralized Mortgage Obligations	—	195,050	—	195,050
Asset Backed	—	30,029	—	30,029
Corporate Notes	—	26,356,504	—	26,356,504
Non-Agency Collateralized Mortgage Obligations	—	4,334,913	—	4,334,913
Sovereign Bonds	—	802,525	—	802,525
Municipal Bonds and Notes	—	377,368	—	377,368
FNMA (TBA)	—	—	5,885	5,885
Exchange Traded Funds	8,052,551	—	—	8,052,551
Short-Term Investments	32,267,679	—	—	32,267,679

Total Investments in Securities	$168,082,232	$69,941,023	$5,885	$238,029,140

Other Financial Instruments*
Credit Default Swaps—Unrealized Appreciation	$—	$2,695	$—	$2,695
Long Futures Contracts—Unrealized Appreciation	2,972	—	—	2,972
Long Futures Contracts—Unrealized Depreciation	(143,128)	—	—	(143,128)
Short Futures Contracts—Unrealized Appreciation	18,170	—	—	18,170
Short Futures Contracts—Unrealized Depreciation	(369)	—	—	(369)

Total Other Financial Instruments	$(122,355)	$2,695	$—	$(119,660)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Elfun Diversified Fund utilized the fair value pricing service on December 31, 2014 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 1 at June 30, 2015 which were classified as Level 2 at December 31, 2014. The value of securities that were transferred to Level 1 from Level 2 as a result was $39,603,920.

There were no other transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$220,068,779	$22,913,547	$(4,953,186)	$17,960,361

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: August 24, 2015

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 24, 2015